Prospectus Supplement

John Hancock Municipal Securities Trust

High Yield Municipal Bond Fund (the fund)

Supplement dated September 8, 2021 to the current prospectus, as may be supplemented (the Prospectus)

Effective September 8, 2021, Jeffrey N. Given no longer serves as portfolio manager for the fund. Accordingly, all references to Mr. Given are removed from the Prospectus.

Also, effective September 8, 2021, Adam A. Weigold, CFA is added as portfolio manager of the fund. Dennis DiCicco and Adam A. Weigold are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, the following supplements and restates in its entirety the portfolio manager information in the “Fund summary” section of the Prospectus under the heading “Portfolio management”:

Dennis DiCicco Portfolio Manager Managed the fund since 2018	Adam A. Weigold, CFA Senior Managing Director, Senior Portfolio Manager, and Head of the Municipal Fixed Income Team Managed the fund since 2021

Additionally, the following is added to the portfolio manager information in the “Fund details” section under the heading “Who’s who – Subadvisor”:

Adam A. Weigold, CFA

•	Senior Managing Director, Senior Portfolio Manager, and Head of the Municipal Fixed Income Team
•	Managed the fund since 2021
•	Joined Manulife IM (US) in 2021
•	Vice President and Senior Portfolio Manager, Eaton Vance Management (1998–2021)
•	Began business career in 1998

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Prospectus Supplement

John Hancock Municipal Securities Trust

Tax-Free Bond Fund (the fund)

Supplement dated September 8, 2021 to the current prospectus, as may be supplemented (the Prospectus)

Effective September 8, 2021, Jeffrey N. Given no longer serves as portfolio manager for the fund. Accordingly, all references to Mr. Given are removed from the Prospectus.

Also, effective September 8, 2021, Adam A. Weigold, CFA is added as portfolio manager of the fund. Dennis DiCicco and Adam A. Weigold are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, the following supplements and restates in its entirety the portfolio manager information in the “Fund summary” section of the Prospectus under the heading “Portfolio management”:

Dennis DiCicco Portfolio Manager Managed the fund since 2018	Adam A. Weigold, CFA Senior Managing Director, Senior Portfolio Manager, and Head of the Municipal Fixed Income Team Managed the fund since 2021

Additionally, the following is added to the portfolio manager information in the “Fund details” section under the heading “Who’s who – Subadvisor”:

Adam A. Weigold, CFA

•	Senior Managing Director, Senior Portfolio Manager, and Head of the Municipal Fixed Income Team
•	Managed the fund since 2021
•	Joined Manulife IM (US) in 2021
•	Vice President and Senior Portfolio Manager, Eaton Vance Management (1998–2021)
•	Began business career in 1998

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Statement of Additional Information Supplement

John Hancock California Tax-Free Income Fund, a series of John Hancock California Tax-Free Income Fund

John Hancock High Yield Municipal Bond Fund, a series of John Hancock Municipal Securities Trust

John Hancock Tax-Free Bond Fund, a series of John Hancock Municipal Securities Trust (collectively, the funds)

Supplement dated September 8, 2021 to the current Statement of Additional Information, as may be supplemented (the SAI)

Effective September 8, 2021, Jeffrey N. Given no longer serves as portfolio manager for the funds. Accordingly, all references to Mr. Given with respect to the funds are removed from the SAI. Also, effective September 8, 2021, Adam A. Weigold, CFA is added as portfolio manager of the funds. Dennis DiCicco and Adam A. Weigold are jointly and primarily responsible for the day-to-day management of the funds’ portfolios.

Accordingly, the following information regarding Mr. Weigold supplements the information presented in Appendix B of the SAI, which provides additional information about the portfolio managers of the subadvisor, Manulife Investment Management (US) LLC:

The following table provides information regarding other accounts for which Adam A. Weigold, CFA has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is the portfolio manager’s investment in the funds and similarly managed accounts.

The following table reflects information as of May 31, 2021:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Adam A Weigold, CFA	0	$0	0	$0	0	$0

There are no accounts that pay fees based upon performance.

Ownership of fund shares. Mr. Weigold did not beneficially own any shares of the funds or beneficially own shares of similarly managed accounts as of May 31, 2021.

You should read this supplement in conjunction with the SAI and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.